INVESTMENTS IN UNCONSOLIDATED ENTITIES 4 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Nov. 30, 2014	Oct. 01, 2014
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method Investments in Joint Ventures, capitalized interest	$ 68,000,000	$ 39,000,000	$ 22,000,000
Indirect economic and benefical and ownership interest prior to financial completion	37.65%
Other Long Term Debt, Due July 2030 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Completion guarantees	50.20%
Debt instrument, maximum borrowing amount	$ 3,700,000,000
Cameron LNG [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Contributions to equity method investees	10,000,000
Equity Method Investments in Joint Ventures, capitalized interest	$ 49,000,000
Fair Value At Origin Guarantee Obligation Associated With Cash Flow Requirements						$ 82,000,000
Indirect economic and benefical and ownership interest after financial completion	10.00%
Cameron LNG [Member] | Other Long Term Debt, Due July 2030 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Debt instrument face amount	$ 7,400,000,000
Derivative Notional Amount				$ 1,500,000,000	$ 3,700,000,000
Derivative Fixed Interest Rate				3.32%	3.19%
Percentage Of Debt Hedged By Interest Rate Derivatives	50.00%
Cameron LNG [Member] | Per Annum Over Libor Prior To Financial Completion [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Weighted average all in cost of Loans outstanding	1.59%
Cameron LNG [Member] | Per Annum Over Libor Following Financial Completion [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Weighted average all in cost of Loans outstanding	1.78%
Other Project Partners [Member] | Other Long Term Debt, Due July 2030 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Completion guarantees	49.80%